Borrowings (Details) - Schedule of Current Value of Obligations for Finance Lease Agreements S/ in Thousands	Dec. 31, 2022 PEN (S/)
Up to 1 year [Member]
Borrowings (Details) - Schedule of Current Value of Obligations for Finance Lease Agreements [Line Items]
finance lease agreements	S/ 835